Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating loss carryforwards
Deferred Tax Assets, Valuation Allowance, Total	$ 22,866,000	$ 16,181,000
Federal net operating loss carryforwards	4,200,000	2,800,000
Research and development credit carryforwards	2,655,000	1,947,000
State net operating loss carryforwards	900,000	600,000
State research credit carryforwards	$ 100,000	45,000
Income tax:
Threshold percentage of shareholders ownership change	5.00%
Minimum increase in ownership percentage annual limitation may result in expiration of NOL and credits	50.00%
Period for testing percentage of ownership change	36 months
Uncertain tax positions	$ 0	0
Interest or penalties	$ 0	$ 0